Insurance Contracts (Tables)	12 Months Ended
Dec. 31, 2023
Insurance Contracts [Abstract]
Schedule of Insurance Contract Assets and Liabilities

As at December 31, 2023	Canada	U.S.	Asia	Corporate	Total
Total contracts:
Insurance contract assets	$—	$90	$94	$—	$184
Insurance contract liabilities(1)	82,436	24,630	28,527	76	135,669
Net insurance contract liabilities	$82,436	$24,540	$28,433	$76	$135,485
Reinsurance contract held assets	1,557	4,083	154	—	5,794
Reinsurance contract held liabilities	1,432	—	191	—	1,623
Net reinsurance contract held assets	$125	$4,083	$(37)	$—	$4,171
Contracts measured using the PAA:
Insurance contract assets	$—	$—	$—	$—	$—
Insurance contract liabilities	12,446	4,791	27	—	17,264
Net insurance contract liabilities — PAA	$12,446	$4,791	$27	$—	$17,264
Reinsurance contract held assets	152	185	4	—	341
Reinsurance contract held liabilities	—	—	—	—	—
Net reinsurance contract held assets — PAA	$152	$185	$4	$—	$341
Contracts not measured using the PAA:
Insurance contract assets	$—	$90	$94	$—	$184
Insurance contract liabilities(1)	69,990	19,839	28,500	76	118,405
Net insurance contract liabilities — non-PAA	$69,990	$19,749	$28,406	$76	$118,221
Reinsurance contract held assets	1,405	3,898	150	—	5,453
Reinsurance contract held liabilities	1,432	—	191	—	1,623
Net reinsurance contract held assets — non-PAA	$(27)	$3,898	$(41)	$—	$3,830

(1)    Includes liabilities of $(105) for segregated fund insurance contracts that are not backed by the related Investments for account of segregated fund holders.

As at December 31, 2022	Canada	U.S.	Asia	Corporate	Total
Total contracts:
Insurance contract assets	$—	$—	$75	$—	$75
Insurance contract liabilities(1)	74,435	25,158	27,437	4,264	131,294
Net insurance contract liabilities	$74,435	$25,158	$27,362	$4,264	$131,219
Reinsurance contract held assets	1,504	4,104	441	66	6,115
Reinsurance contract held liabilities	1,369	—	234	—	1,603
Net reinsurance contract held assets	$135	$4,104	$207	$66	$4,512
Contracts measured using the PAA:
Insurance contract assets	$—	$—	$—	$—	$—
Insurance contract liabilities	11,780	5,067	76	—	16,923
Net insurance contract liabilities — PAA	$11,780	$5,067	$76	$—	$16,923
Reinsurance contract held assets	218	222	1	—	441
Reinsurance contract held liabilities	41	—	—	—	41
Net reinsurance contract held assets — PAA	$177	$222	$1	$—	$400
Contracts not measured using the PAA:
Insurance contract assets	$—	$—	$75	$—	$75
Insurance contract liabilities(1)	62,655	20,091	27,361	4,264	114,371
Net insurance contract liabilities — non-PAA	$62,655	$20,091	$27,286	$4,264	$114,296
Reinsurance contract held assets	1,286	3,882	440	66	5,674
Reinsurance contract held liabilities	1,328	—	234	—	1,562
Net reinsurance contract held assets — non-PAA	$(42)	$3,882	$206	$66	$4,112

(1)    Includes liabilities of $(154) for segregated fund insurance contracts that are not backed by the related Investments for account of segregated fund holders.

As at January 1, 2022	Canada	U.S.	Asia	Corporate	Total
Total contracts:
Insurance contract assets	$—	$20	$142	$—	$162
Insurance contract liabilities(1)	84,283	28,846	30,045	6,238	149,412
Net insurance contract liabilities	$84,283	$28,826	$29,903	$6,238	$149,250
Reinsurance contract held assets	1,864	4,549	128	71	6,612
Reinsurance contract held liabilities	1,751	37	201	5	1,994
Net reinsurance contract held assets	$113	$4,512	$(73)	$66	$4,618
Contracts measured using the PAA:
Insurance contract assets	$—	$—	$—	$—	$—
Insurance contract liabilities	12,472	4,846	77	—	17,395
Net insurance contract liabilities — PAA	$12,472	$4,846	$77	$—	$17,395
Reinsurance contract held assets	196	240	1	—	437
Reinsurance contract held liabilities	—	—	—	—	—
Net reinsurance contract held assets — PAA	$196	$240	$1	$—	$437
Contracts not measured using the PAA:
Insurance contract assets	$—	$20	$142	$—	$162
Insurance contract liabilities(1)	71,811	24,000	29,968	6,238	132,017
Net insurance contract liabilities — non-PAA	$71,811	$23,980	$29,826	$6,238	$131,855
Reinsurance contract held assets	1,668	4,309	127	71	6,175
Reinsurance contract held liabilities	1,751	37	201	5	1,994
Net reinsurance contract held assets — non-PAA	$(83)	$4,272	$(74)	$66	$4,181

(1)    Includes liabilities of $195 for segregated fund insurance contracts that are not backed by the related Investments for account of segregated fund holders.

Weighted Average Summary of Discount Curves
The following table provides a weighted average summary of the discount curves used to present value cash flows that do not vary based on the returns on underlying items for all major products by business group:

As at		December 31, 2023					December 31, 2022
		1 year	5 years	10 years	30 years	Ultimate	1 year	5 years	10 years	30 years	Ultimate
Canada	CAD	5.51%	4.67%	4.59%	4.46%	4.95%	5.36%	5.00%	5.02%	4.80%	4.65%
U.S.	USD	5.84%	5.12%	5.04%	5.05%	4.95%	6.06%	5.83%	5.47%	5.33%	4.65%
Asia	USD	5.89%	5.06%	5.37%	5.48%	4.95%	5.88%	5.61%	6.35%	5.38%	4.65%

Schedule of Changes in Net Liabilities for Insurance Contracts Issued by Measurement Component
The following table shows the changes in net liabilities for insurance contracts issued by measurement component:

For the years ended and as at December 31,		2023			2022
Estimates of PV of future cash flows		Risk adjustment	CSM	Total	Estimates of PV of future cash flows	Risk adjustment	CSM	Total
Insurance contracts — non-PAA, beginning of year:
Insurance contract assets	$(195)	$51	$69	$(75)	$(426)	$163	$101	$(162)
Insurance contract liabilities	96,623	6,847	10,901	114,371	113,634	8,580	9,803	132,017
Net balances, beginning of year	$96,428	$6,898	$10,970	$114,296	$113,208	$8,743	$9,904	$131,855
Changes related to current service:
CSM recognized for services provided			(923)	(923)			(871)	(871)
Risk adjustment recognized for non-financial risk expired		(545)		(545)		(493)		(493)
Income taxes specifically chargeable to the policyholder	(5)	—		(5)	71	—		71
Experience adjustments	169			169	229			229
Total changes related to current service	164	(545)	(923)	(1,304)	300	(493)	(871)	(1,064)
Changes related to future service:
Changes in estimates that adjust CSM(1)	(1,206)	292	914	—	(920)	(213)	1,133	—
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	33	9		42	55	2		57
Contracts initially recognized in the year	(1,702)	513	1,259	70	(1,259)	456	894	91
Total changes related to future service	(2,875)	814	2,173	112	(2,124)	245	2,027	148
Changes related to past service — Adjustments to FCF for incurred claims	(39)	(12)		(51)	(25)	(2)		(27)
Insurance service result	(2,750)	257	1,250	(1,243)	(1,849)	(250)	1,156	(943)
Insurance finance (income) expenses from insurance contracts issued	8,131	525	(8)	8,648	(19,140)	(1,694)	(347)	(21,181)
Total changes recognized in income	5,381	782	1,242	7,405	(20,989)	(1,944)	809	(22,124)
Foreign currency translation	(898)	(54)	(106)	(1,058)	2,737	99	257	3,093
Total changes recognized in income and OCI	4,483	728	1,136	6,347	(18,252)	(1,845)	1,066	(19,031)
Cash flows:
Premiums received	14,798			14,798	12,610			12,610
Amounts paid to policyholders and other insurance service expenses paid	(11,809)			(11,809)	(9,499)			(9,499)
Insurance acquisition cash flows	(2,034)			(2,034)	(1,572)			(1,572)
Fees received from segregated funds	422			422	451			451
Other	393			393	(518)			(518)
Total cash flows	1,770			1,770	1,472			1,472
Dispositions (Note 3)	(3,885)	(92)	(261)	(4,238)	—	—	—	—
Contracts modified	46	—	—	46	—	—	—	—
Net balances, end of year	$98,842	$7,534	$11,845	$118,221	$96,428	$6,898	$10,970	$114,296
Insurance contracts — non-PAA, end of year:
Insurance contract assets	$(578)	$146	$248	$(184)	$(195)	$51	$69	$(75)
Insurance contract liabilities	99,420	7,388	11,597	118,405	96,623	6,847	10,901	114,371
Net balances, end of year	$98,842	$7,534	$11,845	$118,221	$96,428	$6,898	$10,970	$114,296

(1) Reflective of a contract modification resulting in the recognition of CSM related to a health contract in Asia Hong Kong.
Insurance Contracts Issued By Remaining Coverage and Incurred Claims
The following table shows the changes in net liabilities for remaining coverage and incurred claims for insurance contracts issued:

	Liability for remaining coverage		Liability for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2023	Excluding loss component	Loss component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Insurance contract assets, beginning of year	$(118)	$19	$24	$—	$—	$(75)
Insurance contract liabilities, beginning of year	113,237	185	1,803	15,233	836	131,294
Net balances, beginning of year	$113,119	$204	$1,827	$15,233	$836	$131,219
Insurance revenue	(21,356)					(21,356)
Insurance service expenses:
Incurred claims and other expenses		23	4,919	11,806	105	16,853
Amortization of insurance acquisition cash flows	202					202
Changes related to future service (losses on onerous groups and reversals of such losses)		126				126
Changes related to past service (changes in FCF related to liability for incurred claims)			(51)	309	(163)	95
Total insurance service expenses	202	149	4,868	12,115	(58)	17,276
Insurance service result	(21,154)	149	4,868	12,115	(58)	(4,080)
Insurance finance (income) expenses	8,652	7	(31)	994	53	9,675
Total changes recognized in income	(12,502)	156	4,837	13,109	(5)	5,595
Foreign currency translation	(1,071)	(2)	43	(161)	(3)	(1,194)
Total changes recognized in income and OCI	(13,573)	154	4,880	12,948	(8)	4,401
Cash flows:
Premiums received	31,876					31,876
Amounts paid to policyholders and other insurance service expenses paid	—		(11,878)	(14,078)	—	(25,956)
Insurance acquisition cash flows	(2,061)		—	—	—	(2,061)
Fees received from segregated funds	422		—	—	—	422
Other	794		(428)	27	—	393
Total cash flows	31,031		(12,306)	(14,051)	—	4,674
Investment component excluded from insurance revenue and insurance service expense:
Expected/incurred claims	(6,959)		7,164	2,279	—	2,484
Experience adjustment	(2,484)		—	—	—	(2,484)
Total investment component excluded from insurance revenue and insurance service expense	(9,443)		7,164	2,279	—	—
Dispositions (Note 3)	(1,178)		(3,070)	(561)	—	(4,809)
Net balances, end of year	$119,956	$358	$(1,505)	$15,848	$828	$135,485
Insurance contract assets, end of year	$2,516	$—	$(2,700)	$—	$—	$(184)
Insurance contract liabilities, end of year	117,440	358	1,195	15,848	828	135,669
Net balances, end of year	$119,956	$358	$(1,505)	$15,848	$828	$135,485

Liability for remaining coverage			Liability for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2022	Excluding loss component	Loss component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Insurance contract assets, beginning of year	$(242)	$—	$80	$—	$—	$(162)
Insurance contract liabilities, beginning of year	131,474	47	1,342	15,658	891	149,412
Net balances, beginning of year	$131,232	$47	$1,422	$15,658	$891	$149,250
Insurance revenue	(18,902)					(18,902)
Insurance service expenses:
Incurred claims and other expenses		(3)	4,925	9,931	270	15,123
Amortization of insurance acquisition cash flows	56					56
Changes related to future service (losses on onerous groups and reversals of such losses)		153				153
Changes related to past service (changes in FCF related to liability for incurred claims)			(29)	267	(221)	17
Total insurance service expenses	56	150	4,896	10,198	49	15,349
Insurance service result	(18,846)	150	4,896	10,198	49	(3,553)
Insurance finance (income) expenses	(21,257)	4	86	(1,325)	(103)	(22,595)
Total changes recognized in income	(40,103)	154	4,982	8,873	(54)	(26,148)
Foreign currency translation	2,636	3	198	494	(1)	3,330
Total changes recognized in income and OCI	(37,467)	157	5,180	9,367	(55)	(22,818)
Cash flows:
Premiums received(1)	27,655					27,655
Amounts paid to policyholders and other insurance service expenses paid(1)	—		(9,419)	(12,136)	—	(21,555)
Insurance acquisition cash flows	(1,552)		—	—	—	(1,552)
Fees received from segregated funds	451		—	—	—	451
Other	139		(638)	(58)	—	(557)
Total cash flows(1)	26,693		(10,057)	(12,194)	—	4,442
Investment component excluded from insurance revenue and insurance service expense:
Expected/incurred claims	(6,837)		5,282	2,062	—	507
Experience adjustment	(507)		—	—	—	(507)
Total investment component excluded from insurance revenue and insurance service expense	(7,344)		5,282	2,062	—	—
Acquisitions (Note 3)	5		—	340	—	345
Net balances, end of period(1)	$113,119	$204	$1,827	$15,233	$836	$131,219
Insurance contract assets, end of year	$(118)	$19	$24	$—	$—	$(75)
Insurance contract liabilities, end of year	113,237	185	1,803	15,233	836	131,294
Net balances, end of year	$113,119	$204	$1,827	$15,233	$836	$131,219

(1)    Reflects a change in presentation effective June 30, 2023. We have updated our prior period to reflect this change in presentation.
Reinsurance Contracts Held By Measurement Component
The following table shows the changes in net assets for reinsurance contracts held by measurement component:

For the years ended and as at December 31,		2023			2022
Estimates of PV of future cash flows		Risk adjustment	CSM	Total	Estimates of PV of future cash flows	Risk adjustment	CSM	Total
Reinsurance contracts — non-PAA, beginning of year:
Reinsurance contract assets	$4,061	$1,450	$163	$5,674	$4,412	$1,606	$157	$6,175
Reinsurance contract liabilities	(2,275)	771	(58)	(1,562)	(3,037)	1,093	(50)	(1,994)
Net balances, beginning of year	$1,786	$2,221	$105	$4,112	$1,375	$2,699	$107	$4,181
Changes related to current service:
CSM recognized for services received			(4)	(4)			(10)	(10)
Risk adjustment recognized for non-financial risk expired		(148)		(148)		(131)		(131)
Experience adjustments	137			137	(105)			(105)
Total changes related to current service	137	(148)	(4)	(15)	(105)	(131)	(10)	(246)
Changes related to future service:
Changes in estimates that adjust CSM	68	(52)	(16)	—	(203)	147	56	—
Loss recoveries at initial recognition of onerous underlying contracts			35	35			23	23
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(6)	23	(4)	13	(4)	25	(23)	(2)
Contracts initially recognized in the year	(45)	102	(57)	—	(37)	95	(58)	—
Total changes related to future service	17	73	(42)	48	(244)	267	(2)	21
Changes related to past service — Adjustments to FCF for incurred claims	(38)	(9)		(47)	249	(4)		245
Reinsurance contract held net income (expense)	116	(84)	(46)	(14)	(100)	132	(12)	20
Insurance finance income (expenses) from reinsurance contracts held	(120)	164	1	45	229	(648)	1	(418)
Total changes recognized in income	(4)	80	(45)	31	129	(516)	(11)	(398)
Foreign currency translation	(81)	(14)	(2)	(97)	359	38	9	406
Total changes recognized in income and OCI	(85)	66	(47)	(66)	488	(478)	(2)	8
Cash flows:
Premiums paid	1,525			1,525	1,562			1,562
Amounts recovered from reinsurers	(1,434)			(1,434)	(1,711)			(1,711)
Other	(279)			(279)	72			72
Total cash flows	(188)			(188)	(77)			(77)
Dispositions (Note 3)	(25)	(9)	1	(33)	—	—	—	—
Contracts modified	5	—	—	5	—	—	—	—
Net balances, end of year	$1,493	$2,278	$59	$3,830	$1,786	$2,221	$105	$4,112
Reinsurance contracts — non-PAA, end of year:
Reinsurance contract assets	$3,848	$1,431	$174	$5,453	$4,061	$1,450	$163	$5,674
Reinsurance contract liabilities	(2,355)	847	(115)	(1,623)	(2,275)	771	(58)	(1,562)
Net balances, end of year	$1,493	$2,278	$59	$3,830	$1,786	$2,221	$105	$4,112
Reinsurance Contracts Held By Remaining Coverage and Incurred Claims
The following table shows the changes in net assets for remaining coverage and incurred claims for reinsurance contracts held:

	Asset for remaining coverage		Asset for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2023	Excluding loss-recovery component	Loss-recovery component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Reinsurance contract assets, beginning of year	$4,894	$18	$752	$450	$1	$6,115
Reinsurance contract liabilities, beginning of year	(1,501)	—	(40)	(70)	8	(1,603)
Net balances, beginning of year	$3,393	$18	$712	$380	$9	$4,512
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	(1,994)	38	1,300	580	7	(69)
Changes in the risk of non-performance by the reinsurer	24	—	(24)	—	—	—
Reinsurance contract held net income (expense)	(1,970)	38	1,276	580	7	(69)
Insurance finance income (expenses) from reinsurance contracts held	23	2	8	25	1	59
Total changes recognized in income	(1,947)	40	1,284	605	8	(10)
Foreign currency translation	(67)	—	(82)	(22)	—	(171)
Total changes recognized in income and OCI	(2,014)	40	1,202	583	8	(181)
Cash flows:
Premiums paid	2,268					2,268
Amounts recovered from reinsurers			(1,549)	(562)		(2,111)
Other	(165)		(30)	(2)		(197)
Total cash flows	2,103		(1,579)	(564)		(40)
Investment component excluded from reinsurance contract held net income (expense):
Expected/incurred claims	103	—	44	25	—	172
Experience adjustment	(172)	—		—	—	(172)
Total investment component excluded from reinsurance contract held net income (expense)	(69)	—	44	25	—	—
Dispositions (Note 3)	7	—	(22)	(105)	—	(120)
Net balances, end of year	$3,420	$58	$357	$319	$17	$4,171
Reinsurance contract assets, end of year	$5,019	$56	$383	$319	$17	$5,794
Reinsurance contract liabilities, end of year	(1,599)	2	(26)	—	—	(1,623)
Net balances, end of year	$3,420	$58	$357	$319	$17	$4,171

Asset for remaining coverage			Asset for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2022	Excluding loss-recovery component	Loss-recovery component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Reinsurance contract assets, beginning of year	$5,600	$—	$558	$444	$10	$6,612
Reinsurance contract liabilities, beginning of year	(1,957)	—	(37)	—	—	(1,994)
Net balances, beginning of year	$3,643	$—	$521	$444	$10	$4,618
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	(2,279)	18	1,407	701	—	(153)
Changes in the risk of non-performance by the reinsurer	38	—	(38)	—	—	—
Reinsurance contract held net income (expense)	(2,241)	18	1,369	701	—	(153)
Insurance finance income (expenses) from reinsurance contracts held	(430)	—	9	(18)	(1)	(440)
Total changes recognized in income	(2,671)	18	1,378	683	(1)	(593)
Foreign currency translation	227	—	165	(17)	—	375
Total changes recognized in income and OCI	(2,444)	18	1,543	666	(1)	(218)
Cash flows:
Premiums paid	2,489					2,489
Amounts recovered from reinsurers			(1,702)	(753)		(2,455)
Other	(217)		295	—		78
Total cash flows	2,272		(1,407)	(753)		112
Investment component excluded from reinsurance contract held net income (expense):
Expected/incurred claims	38	—	55	23	—	116
Experience adjustment	(116)	—		—	—	(116)
Total investment component excluded from reinsurance contract held net income (expense)	(78)	—	55	23	—	—
Net balances, end of year	$3,393	$18	$712	$380	$9	$4,512
Reinsurance contract assets, end of year	$4,894	$18	$752	$450	$1	$6,115
Reinsurance contract liabilities, end of year	(1,501)	—	(40)	(70)	8	(1,603)
Net balances, end of year	$3,393	$18	$712	$380	$9	$4,512
The tables in this section illustrate the effect on the Consolidated Statements of Financial Position of insurance contracts initially recognized during the period, excluding contracts measured using the PAA.
Insurance Contracts Issued

For the year ended and as at December 31, 2023	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$(9,564)	$—	$(6,181)	$—	$(15,745)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	1,009	—	1,277	—	2,286
Other cash outflows	7,804	—	3,953	—	11,757
Risk adjustment	260	—	253	—	513
CSM	552	—	707	—	1,259
Total contracts initially recognized in the period (excluding acquisitions)	$61	$—	$9	$—	$70
Amounts related to onerous contracts included in total contracts above:
Estimates of present value of future cash inflows	$(1,978)	$—	$(129)	$—	$(2,107)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	77	—	25	—	102
Other cash outflows	1,845	—	108	—	1,953
Risk adjustment	117	—	5	—	122
Total onerous contracts	$61	$—	$9	$—	$70

For the year ended and as at December 31, 2022	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$(7,727)	$—	$(3,563)	$—	$(11,290)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	746	—	601	—	1,347
Other cash outflows	6,356	—	2,328	—	8,684
Risk adjustment	264	—	192	—	456
CSM	443	—	451	—	894
Total contracts initially recognized in the period (excluding acquisitions)	$82	$—	$9	$—	$91
Amounts related to onerous contracts included in total contracts above:
Estimates of present value of future cash inflows	$(927)	$—	$(107)	$—	$(1,034)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	59	—	28	—	87
Other cash outflows	840	—	83	—	923
Risk adjustment	110	—	5	—	115
Total onerous contracts	$82	$—	$9	$—	$91
Reinsurance Contracts Held

For the year ended and as at December 31, 2023	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$264	$—	$85	$—	$349
Estimates of present value of future cash outflows:
Premiums and other expenses	(277)	—	(117)	—	(394)
Insurance acquisition cash flows	—	—	—	—	—
Risk adjustment	70	—	32	—	102
CSM	(57)	—	—	—	(57)
Total contracts initially recognized in the period (excluding acquisitions)	$—	$—	$—	$—	$—
Amounts related to contracts initially recognized in the period with a loss recovery component included in total contracts above:
Estimates of present value of future cash inflows	$148	$—	$1	$—	$149
Estimates of present value of future cash outflows:
Premiums and other expenses	(147)	—	(1)	—	(148)
Insurance acquisition cash flows	—	—	—	—	—
Risk adjustment	45	—	—	—	45
CSM	(46)	—	—	—	(46)
Total reinsurance contracts held with a loss recovery component	$—	$—	$—	$—	$—
Loss recoveries at initial recognition of onerous underlying contracts	$34	$—	$1	$—	$35

For the year ended and as at December 31, 2022	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$259	$—	$41	$—	$300
Estimates of present value of future cash outflows:
Premiums and other expenses	(265)	—	(72)	—	(337)
Insurance acquisition cash flows	—	—	—	—	—
Risk adjustment	69	—	26	—	95
CSM	(63)	—	5	—	(58)
Total contracts initially recognized in the period (excluding acquisitions)	$—	$—	$—	$—	$—
Amounts related to contracts initially recognized in the period with a loss recovery component included in total contracts above:
Estimates of present value of future cash inflows	$143	$—	$3	$—	$146
Estimates of present value of future cash outflows:
Premiums and other expenses	(141)	—	(2)	—	(143)
Insurance acquisition cash flows	—	—	—	—	—
Risk adjustment	42	—	—	—	42
CSM	(44)	—	(1)	—	(45)
Total reinsurance contracts held with a loss recovery component	$—	$—	$—	$—	$—
Loss recoveries at initial recognition of onerous underlying contracts	$23	$—	$—	$—	$23

Schedule of Changes in CSM by Reportable Segment
The following table shows the changes in CSM by reportable segment for insurance contracts issued:

For the year ended and as at December 31, 2023	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$5,481	$1,296	$3,811	$382	$10,970
Changes recognized in income and OCI:
CSM recognized for services provided	(432)	(116)	(365)	(10)	(923)
Changes in estimates that adjust CSM	492	(128)	555	(5)	914
Contracts initially recognized in the year	552	—	707	—	1,259
Insurance finance (income) expenses from insurance contracts issued	(31)	20	4	(1)	(8)
Foreign currency translation	—	(29)	(91)	14	(106)
Dispositions	—	119	—	(380)	(261)
Net balances, end of year	$6,062	$1,162	$4,621	$—	$11,845

For the year ended and as at December 31, 2022	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$5,346	$1,201	$3,054	$303	$9,904
Changes recognized in income and OCI:
CSM recognized for services provided	(398)	(111)	(326)	(36)	(871)
Changes in estimates that adjust CSM	419	105	483	126	1,133
Contracts initially recognized in the year	443	—	451	—	894
Insurance finance (income) expenses from insurance contracts issued	(329)	9	(21)	(6)	(347)
Foreign currency translation	—	92	170	(5)	257
Net balances, end of year	$5,481	$1,296	$3,811	$382	$10,970
Reinsurance Contracts Held
The following table shows the changes in CSM by reportable segment for reinsurance contracts held:

For the year ended and as at December 31, 2023	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$(20)	$128	$(7)	$4	$105
Changes recognized in income and OCI:
CSM recognized for services received	—	(7)	1	2	(4)
Changes in estimates that adjust CSM	78	(113)	26	(7)	(16)
Loss recoveries at initial recognition of onerous underlying contracts	34	—	1	—	35
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(3)	—	(1)	—	(4)
Contracts initially recognized in the year	(57)	—	—	—	(57)
Insurance finance income (expenses) from reinsurance contracts held	—	1	—	—	1
Foreign currency translation	—	—	(2)	—	(2)
Dispositions	—	—	—	1	1
Net balances, end of year	$32	$9	$18	$—	$59

For the year ended and as at December 31, 2022	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$12	$111	$(3)	$(13)	$107
Changes recognized in income and OCI:
CSM recognized for services received	(1)	(10)	(2)	3	(10)
Changes in estimates that adjust CSM	23	39	(20)	14	56
Loss recoveries at initial recognition of onerous underlying contracts	23	—	—	—	23
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(14)	(22)	13	—	(23)
Contracts initially recognized in the year	(63)	—	5	—	(58)
Insurance finance income (expenses) from reinsurance contracts held	—	1	—	—	1
Foreign currency translation	—	9	—	—	9
Net balances, end of year	$(20)	$128	$(7)	$4	$105

Schedule of Analysis of Insurance Revenue
Insurance revenue in the Consolidated Statements of Operations consists of the following:

For the years ended	Canada	U.S	Asia	Corporate	Total
December 31, 2023
For contracts not measured using the PAA:
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses(1)	$2,924	$1,092	$655	$68	$4,739
Release of risk adjustment(1)	344	32	162	7	545
CSM recognized for services provided	432	116	365	10	923
Income taxes specifically chargeable to the policyholder	5	—	—	—	5
Premium experience adjustments	—	—	—	—	—
Amortization of insurance acquisition cash flows	90	—	112	—	202
Total insurance revenue for contracts not measured using the PAA	3,795	1,240	1,294	85	6,414
For contracts measured using the PAA:
Insurance revenue	4,370	10,481	91	—	14,942
Total insurance revenue	$8,165	$11,721	$1,385	$85	$21,356
December 31, 2022
For contracts not measured using the PAA:
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses(1)	$2,785	$803	$746	$399	$4,733
Release of risk adjustment(1)	339	27	97	30	493
CSM recognized for services provided	398	111	326	36	871
Income taxes specifically chargeable to the policyholder	(70)	—	—	(1)	(71)
Premium experience adjustments	—	—	—	—	—
Amortization of insurance acquisition cash flows	22	—	35	—	57
Total insurance revenue for contracts not measured using the PAA	3,474	941	1,204	464	6,083
For contracts measured using the PAA:
Insurance revenue	4,637	8,063	119	—	12,819
Total insurance revenue	$8,111	$9,004	$1,323	$464	$18,902
(1)Expected claims and other expenses excludes investment components and amounts allocated to the loss component. Release of risk adjustment excludes amounts allocated to the loss component and amounts related to changes in the time value of money, which are recognized in Insurance finance income (expenses)
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17
The following table sets out the estimated immediate impact on, or sensitivity of, the CSM and net income to certain instantaneous changes in the insurance and other non-financial assumptions used in the calculation of our insurance contract liabilities, based on a starting point and business mix as at December 31, 2023 and December 31, 2022. These sensitivities are calculated independently for each risk factor, generally assuming that all other risk variables stay constant. The estimates are illustrative and different starting points for best estimate assumptions, CSM balances and business mix will result in different estimated sensitivities.

The impact on CSM is attributable to insurance contracts measured using the GMA and VFA. For insurance contracts measured using the GMA, the impact flows through the CSM at locked-in discount rates. For insurance contracts measured using the VFA, the impact flows through the CSM at current discount rates.

The impact on net income is attributable to any portion of the sensitivities for insurance contracts measured under GMA and VFA that cannot be absorbed by CSM, the full impact for insurance contracts measured under the PAA, and the difference in impact between locked-in and current discount rates for insurance contracts measured using the GMA. If current discount rates are higher than locked-in rates, this generally results in a favourable impact to net income from contracts measured using the GMA.

As at December 31,	2023				2022
	Potential impact on CSM (pre-tax)		Potential impact on net income/equity (after-tax)		Potential impact on CSM (pre-tax)		Potential impact on net income/equity (after-tax)
Sensitivities(1)	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held
Policyholder Behaviour (10% increase / decrease, where adverse)	$(725)	$(950)	$100	$100	$(825)	$(850)	$75	$75
Life Mortality rates (2% increase)	$(425)	$(75)	$25	$(25)	$(450)	$(75)	$50	$(25)
Annuity Mortality rates (2% decrease)	$(175)	$(175)	$25	$—	$(175)	$(175)	$25	$25
Morbidity rates (5% incidence increase and 5% termination decrease)	$(225)	$(100)	$(200)	$(175)	$(200)	$(75)	$(175)	$(175)
Expenses (5% increase)	$(175)	$(175)	$—	$—	$(175)	$(175)	$—	$—

(1)    Net income and CSM sensitivities have been rounded in increments of $25. The sensitivities exclude the impacts on the income from our joint ventures and associates, which we account for on an equity basis.
Impacts of method and assumption changes on insurance contracts, are as follows:

For the year ended December 31, 2023
	Income impact	Deferred in CSM	Description

Mortality / Morbidity	$(115)	$179	Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in the UK Annuities in the U.S and Group Retirement Services ("GRS") in Canada. These were offset partially by adverse mortality in In-force Management in the U.S. Mortality updates impacting CSM favourably are funded at locked-in rates that are lower than current rates resulting in a negative net income impact. Additionally, favourable morbidity impacts in Group Benefits in the U.S. were largely offset by unfavourable morbidity updates in Sun Life Health in Canada.
Expense	10	(171)	Updates to reflect higher costs related to IFRS 17 infrastructure and higher cost in Canada.
Financial	163	202	Updates to various financial related assumptions including the ultimate risk-free rate.
Policyholder Behaviour	(75)	(274)	Updates to reflect lapse and policyholder behaviour in all jurisdictions. The largest items were an adverse lapse impact in Individual Term and Universal Life in Canada, and in International, Hong Kong and Vietnam in Asia.
Model enhancements and other	107	382	Various enhancements and methodology changes. The largest items were favourable impacts from refinements to the modelling of guarantees for the Individual Par in Canada and International Universal Life in Asia, as well as modelling enhancements in Vietnam in Asia offset partially by a refinement in Group in Canada and to reinsurance and other provisions in Hong Kong in Asia.
Total (pre-tax)	$90	$318

For the year ended December 31, 2022
(restated, see Note 2)
	Income impact	Deferred in CSM	Description

Mortality / Morbidity	$(75)	$136	Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in the UK Annuity block in Corporate and in GRS in Canada offset partially by adverse morbidity impacts in Sun Life Health in Canada.
Expense	(9)	7	Updates to reflect expense experience.
Financial	24	135	Updates to various financial related assumptions.
Policyholder Behaviour	(35)	(30)	Updates to lapse and policyholder behaviour in all jurisdictions.
Model enhancements and other	(144)	184	Various enhancements and methodology changes. The largest being a refinement to Hong Kong variable universal life contracts in Asia and refinements to Segregated Fund modelling in Canada.
Total (pre-tax)	$(239)	$432

Schedules of Insurance Contracts Issued and Reinsurance Contracts Held
The following tables illustrate the expected timing of CSM amortization into Insurance revenue for insurance contracts issued.

	Canada	U.S.	Asia	Corporate	Total
As at December 31, 2023
Within 1 year	$476	$112	$387	$—	$975
1-3 years	848	194	677	—	1,719
3-5 years	726	162	571	—	1,459
5-10 years	1,378	294	1,075	—	2,747
Over 10 years	2,634	400	1,911	—	4,945
Total	$6,062	$1,162	$4,621	$—	$11,845
As at December 31, 2022
Within 1 year	$396	$116	$290	$42	$844
1-3 years	715	207	512	72	1,506
3-5 years	623	176	435	58	1,292
5-10 years	1,217	328	827	98	2,470
Over 10 years	2,530	469	1,747	112	4,858
Total	$5,481	$1,296	$3,811	$382	$10,970
The following tables illustrate the expected timing of CSM amortization into net income (expense) for reinsurance contracts held.

	Canada	U.S.	Asia	Corporate	Total
As at December 31, 2023
Within 1 year	$(2)	$(3)	$(1)	$—	$(6)
1-3 years	(3)	(4)	(2)	—	(9)
3-5 years	(3)	(3)	(2)	—	(8)
5-10 years	(7)	(2)	(4)	—	(13)
Over 10 years	(17)	3	(9)	—	(23)
Total	$(32)	$(9)	$(18)	$—	$(59)
As at December 31, 2022
Within 1 year	$1	$(11)	$1	$1	$(8)
1-3 years	2	(19)	1	1	(15)
3-5 years	2	(17)	1	—	(14)
5-10 years	4	(32)	2	(1)	(27)
Over 10 years	11	(49)	2	(5)	(41)
Total	$20	$(128)	$7	$(4)	$(105)

Schedule Of Measurement Components Of Insurance Contract Balances
The following tables show the reconciliations of the CSM and the amount of insurance revenue recognized separately for insurance contracts that existed at the transition date to which the fair value transition approach was applied. The reconciliation of the CSM for all other contracts is for contracts issued after the transition date and contracts at the transition date that are not measured using the PAA. Insurance revenue for all other contracts includes contracts issued after the transition date as well as all revenue from all contracts measured using the PAA.

For the years ended December 31,	2023	2022
Insurance contracts at transition measured using the fair value approach:
Contractual Service Margin:
Balances, beginning of year	$10,205	$9,886
Changes related to current service:
CSM recognized for services provided	(822)	(843)
Experience adjustments	—	—
Changes related to future service:
Changes in estimates that adjust CSM	703	1,274
Contracts initially recognized in the year	—	—
Insurance finance income (expenses) from insurance contracts issued	(39)	(352)
Foreign currency translation	(85)	240
Dispositions	(261)	—
Balances, end of year	$9,701	$10,205
Insurance revenue	$5,716	$5,892
All other insurance contracts:
Contractual Service Margin:
Balances, beginning of year	$765	$18
Changes related to current service:
CSM recognized for services provided	(101)	(28)
Experience adjustments	—	—
Changes related to future service:
Changes in estimates that adjust CSM	211	(141)
Contracts initially recognized in the year	1,259	894
Insurance finance income (expenses) from insurance contracts issued	31	5
Foreign currency translation	(21)	17
Balances, end of year	$2,144	$765
Insurance revenue	$15,640	$13,010
The following tables show the reconciliations of the CSM separately for reinsurance contracts held that existed at the transition date to which the fair value transition approach was applied. The reconciliation of the CSM for all other contracts is for contracts issued after the transition date that are not measured using the PAA.

For the years ended December 31,	2023	2022
Reinsurance contracts held at transition measured using the fair value approach:
Contractual Service Margin:
Balances, beginning of year	$175	$107
Changes related to current service:
CSM recognized for services received	(11)	(13)
Experience adjustments	—	—
Changes related to future service:
Changes in estimates that adjust CSM	(22)	81
Loss recoveries at initial recognition of onerous underlying contracts	—	—
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	3	(9)
Contracts initially recognized in the period	—	—
Insurance finance income (expenses) from reinsurance contracts held	2	1
Foreign currency translation	(2)	8
Dispositions	1	—
Balances, end of year	$146	$175
All other reinsurance contracts held:
Contractual Service Margin:
Balances, beginning of year	$(70)	$—
Changes related to current service:
CSM recognized for services received	7	3
Experience adjustments	—	—
Changes related to future service:
Changes in estimates that adjust CSM	6	(25)
Loss recoveries at initial recognition of onerous underlying contracts	35	23
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(7)	(14)
Contracts initially recognized in the period	(57)	(58)
Insurance finance income (expenses) from reinsurance contracts held	(1)	—
Foreign currency translation	—	1
Balances, end of year	$(87)	$(70)

Schedule Of Underlying Items For Insurance Contracts With Direct Participation Features
The composition and fair value of the underlying items for other insurance contracts with direct participation features included in the Consolidated Statements of Financial position, are as follows:

As at December 31,	2023	2022
Cash, cash equivalents and short-term securities	$3,529	$2,339
Debt securities	23,668	22,140
Equity securities	4,790	4,750
Mortgages and loans	10,746	9,749
Derivative assets	250	131
Other financial invested assets	2,260	2,187
Investment properties	5,967	6,346
Total	$51,210	$47,642

Schedule of Insurance Service Expense

For the years ended December 31,	2023	2022
Incurred claims	$14,851	$13,284
Directly attributable operating expenses and commissions (Note 17)	2,002	1,839
Total incurred claims and other expenses(1)	16,853	15,123
Amortization of insurance acquisition cash flows	202	56
Insurance acquisition cash flows expensed as incurred (Note 17)	1,174	1,107
Changes related to future service (losses on onerous groups and reversals of such losses)	126	153
Changes related to past service (changes in FCF related to liability for incurred claims)	95	17
Total insurance service expenses	$18,450	$16,456